SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

36. SUPPLEMENTAL CASH FLOW INFORMATION

a.   The non-cash investing activities for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
Acquisition of property and equipment:
Credited to trade payables	5,175	5,723	4,662
Borrowing cost capitalization	160	52	79
Addition of right of uses assets:
Credited to leases liabilities (Note 13)	4,308	4,234	10,006
Acquisition of intangible assets:
Credited to trade payables	341	501	258

b.	The changes in liabilities arising from financing activities is as follows:

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2021	Cash flows	movement	New leases	Changes	2021
Short-term bank loans	9,934	(3,252)	—	—	—	6,682
Two step loans	568	(182)	(31)	—	—	355
Bonds and notes payable	7,469	(478)	—	—	2	6,993
Long-term bank loans	28,229	7,827	13	—	(13)	36,056
Other borrowings	3,645	(1,043)	—	—	3	2,605
Lease liabilities	14,877	(4,225)	—	6,597	(1,362)	15,887
Total liabilities from financing activities	64,722	(1,353)	(18)	6,597	(1,370)	68,578

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2022	Cash flows	movement	New leases	Changes	2022
Short-term bank loans	6,682	1,510	(1)	—	—	8,191
Two step loans	355	(144)	(2)	—	—	209
Bonds	6,993	(2,200)	—	—	—	4,793
Long-term bank loans	36,056	(6,218)	55	—	(20)	29,873
Other borrowings	2,605	(1,294)	—	—	3	1,314
Lease liabilities	15,887	(7,024)	60	10,006	(455)	18,474
Total liabilities from financing activities	68,578	(15,370)	112	10,006	(472)	62,854